Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total cost	$ 1,910	$ 1,910	$ 1,984
Accumulated depreciation	(1,649)	(1,582)	(1,249)
Property and equipment, net	261	328	735
Bridge Media Networks L L C [Member]
Property, Plant and Equipment [Line Items]
Total cost	10,874	10,140	4,016
Accumulated depreciation	(1,308)	(1,012)	(300)
Property and equipment, net	$ 9,566	$ 9,128	3,716
Bridge Media Networks L L C [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	1 year	1 year
Bridge Media Networks L L C [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	38 years	38 years
Office Equipment And Computers [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 1,777	$ 1,744	1,744
Office Equipment And Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years		1 year
Office Equipment And Computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years		3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost	133	$ 166	240
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years		1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years		5 years
Land [Member] | Bridge Media Networks L L C [Member]
Property, Plant and Equipment [Line Items]
Total cost	26	$ 26	26
Building and Building Improvements [Member] | Bridge Media Networks L L C [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 861	$ 861	797
Building and Building Improvements [Member] | Bridge Media Networks L L C [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	7 years	7 years
Building and Building Improvements [Member] | Bridge Media Networks L L C [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	38 years	38 years
Machinery and Equipment [Member] | Bridge Media Networks L L C [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 379	$ 324	331
Machinery and Equipment [Member] | Bridge Media Networks L L C [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	1 year	1 year
Machinery and Equipment [Member] | Bridge Media Networks L L C [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	6 years	6 years
Transportation Equipment [Member] | Bridge Media Networks L L C [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 232	$ 232	306
Depreciable life years	4 years	4 years
Office Equipment And Software [Member] | Bridge Media Networks L L C [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 5,919	$ 5,617	1,428
Office Equipment And Software [Member] | Bridge Media Networks L L C [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	1 year	1 year
Office Equipment And Software [Member] | Bridge Media Networks L L C [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	6 years	6 years
Station Equipment [Member] | Bridge Media Networks L L C [Member]
Property, Plant and Equipment [Line Items]
Total cost			390
Depreciable life years		5 years
Construction in Progress [Member] | Bridge Media Networks L L C [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 3,457	$ 3,080	$ 738